Condensed Financial Information of Registrant - Schedule of Condensed Statement of Cash Flow (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in non-cash balances related to operations:
Cash flows from operating activities	$ 2,614	$ 4,569	$ 1,507
Investing activities
Cash flows from investing activities	(9,672)	1,433	(1,809)
Financing activities
Cash flows from financing activities	7,810	1,922	2,465
Cash and cash equivalents
Cash and cash equivalents, beginning of year	12,243	4,308	2,145
Cash and cash equivalents, end of year	13,014	12,243	4,308
Corporate borrowings
Operating activities
Net income	766	1,214	796
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(780)	(1,230)	(806)
Changes in non-cash balances related to operations:
Changes in working capital	(11)	(31)	(22)
Cash flows from operating activities	(25)	(47)	(32)
Investing activities
Investments in shares of subsidiaries	43	61	42
Cash flows from investing activities	43	61	42
Financing activities
Distributions	(16)	(14)	(10)
Cash flows from financing activities	(16)	(14)	(10)
Cash and cash equivalents
Cash and cash equivalents, beginning of year	0	0
Net change during the year	2	0	0
Cash and cash equivalents, end of year	$ 2	$ 0	$ 0